Income tax (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Components of Income Tax for Period (Income) / Charge

	Note	2021	2020	2019

Current tax

Current year		116	(105)	118

Adjustments to prior years		(5)	(205)	(14)
		111	(310)	103
Deferred tax	40

Origination / (reversal) of temporary differences		296	(99)	68

Changes in tax rates / bases		(32)	(11)	33

Changes in deferred tax assets as a result of recognition /write off of previously not recognized / recognized tax losses,tax credits and deductible temporary differences		(5)	12	4

Non-recognition of deferred tax assets		9	7	17

Adjustments to prior years		(6)	171	(8)
		260	81	114

Income tax for the period (income) / charge		371	(229)	217

Summary of Reconciliation Between Standard and Effective Income Tax
Adjustments to prior years include shifts between current and deferred tax.

Reconciliation between standard and effective income tax:	2021	2020	2019

Result before tax	2,400	(364)	1,453

Income tax calculated using weighted average applicable statutory tax rates	508	(99)	292

Difference due to the effects of:

Non-taxable income	(69)	(46)	(76)

Non-tax deductible expenses	21	22	22

Changes in tax rate/base	(32)	(1)	33

Tax credits	(48)	(57)	(67)

Other taxes	38	(2)	57

Adjustments to prior years	(11)	(33)	(22)

Change in uncertain tax positions	(16)	-	-

Changes in deferred tax assets as a result of recognition / write off of previously not recognized / recognized tax losses, tax credits and deductible temporary differences	(5)	12	4

Non-recognition of deferred tax assets	9	7	17

Tax effect of (profit) / losses from joint ventures and associates	(18)	(17)	(11)

Other	(5)	(4)	(32)
	(137)	(130)	(75)

Income tax for the period (result) / charge	371	(229)	(217)

Summary of Income Tax Related to Components of Other Comprehensive Income and Retained Earning
The following tables present income tax related to components of other comprehensive income and retained earnings.

	2021	2020	2019

Items that will not be reclassified to profit and loss:

Changes in revaluation reserve real estate held for own use	1	(2)	1

Remeasurements of defined benefit plans	(102)	140	90
	(101)	138	92

Items that may be reclassified subsequently to profit and loss:

(Gains) / losses on revaluation of available-for-sale investments	222	(666)	(726)

(Gains) / losses transferred to the income statement on disposal and impairment of available-for-sale investments	100	2	94

Changes in cash flow hedging reserve	47	54	3

Movement in foreign currency translation and net foreign investment hedging reserve	3	(7)	(5)
	372	(616)	(634)

Total income tax related to components of other comprehensive income	270	(479)	(542)

		2021	2020	2019

Income tax related to equity instruments and other

Income tax related to equity instruments	31	13	18	51
Other		3	1	(1)

Total income tax recognized directly in retained earnings		16	19	50

Aegon N.V [member]
Statement [LineItems]
Components of Income Tax for Period (Income) / Charge

	2021	2020

Current Tax

Current Tax	54	39

Income tax for the period (result) / charge	54	39

Reconciliation between standard and effective tax

Result before tax	(193)	(185)

Tax on result on Dutch corporate result tax rate	48	46

Differences due to the effect of:

Tax rate changes	4	-

Change in uncertain tax positions	8	-

Non deductible expenses	(7)	(7)

Total	54	39